S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Jul. 30, 2025
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Tim Rotolo
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	our Chairman and Chief Executive Officer
SPAC Sponsor Direct and Indirect Material Interest Holder, Percent	0.00%